Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 151,105	$ 129,382
Work in process, finished goods and reserves	133,743	135,149
Total inventories, net	$ 284,848	$ 264,531